File No. 333-136564


                    As filed with the SEC on August 8, 2006
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                     Post-Effective Amendment No.  1__
                        (Check appropriate box or boxes)


                              FEDERATED MDT SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)


                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)


                                   Copies to:

                          Matthew G. Maloney, Esquire
                             Dickstein Shapiro LLP
                              1825 Eye Street, NW
                            Washington, D.C.  20006

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).




                          ACQUISITION OF THE ASSETS OF

                             MDT ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND,
                           MDT LARGE CAP GROWTH FUND,
                            MDT MID CAP GROWTH FUND,
                            MDT SMALL CAP CORE FUND,
                           MDT SMALL CAP GROWTH FUND,
                         MDT SMALL CAP VALUE FUND, AND
                               MDT BALANCED FUND

                          PORTFOLIOS OF THE MDT FUNDS

 BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES
                                       OF

                       FEDERATED MDT ALL CAP CORE FUND,
                     FEDERATED TAX AWARE/ALL CAP CORE FUND,
                        FEDERATED LARGE CAP GROWTH FUND,
                         FEDERATED MID CAP GROWTH FUND,
                         FEDERATED SMALL CAP CORE FUND,
                        FEDERATED SMALL CAP GROWTH FUND,
                      FEDERATED SMALL CAP VALUE FUND, AND
                            FEDERATED BALANCED FUND

                       PORTFOLIOS OF FEDERATED MDT SERIES




NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.






PART C.    OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Trustees and officers of Federated MDT Series (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1.   Conformed copy of Declaration of Trust of the Registrant; (1)

2.   Copy of By-Laws of the Registrant; (1)

3.   Not Applicable;

4.1 Conformed copy of the Agreement and Plan of Reorganization for MDT All Cap Core Fund/ Federated MDT All Cap Core Fund*

4.2 Conformed copy of the Agreement and Plan of Reorganization for MDT Tax Aware/All Cap Core Fund/ Federated MDT Tax Aware/All Cap Core Fund*

4.3 Conformed copy of the Agreement and Plan of Reorganization for MDT Large Cap Growth Fund /Federated MDT Large Cap Growth Fund*

4.4 Conformed copy of the Agreement and Plan of Reorganization for MDT Mid Cap Growth Fund /Federated MDT Mid Cap Growth Fund*

4.5 Conformed copy of the Agreement and Plan of Reorganization for MDT Balanced Fund /Federated MDT Balanced Fund*

4.6 Conformed copy of the Agreement and Plan of Reorganization for MDT Small Cap Core Fund/ Federated MDT Small Cap Core Fund*

4.7 Conformed copy of the Agreement and Plan of Reorganization for MDT Small Cap Growth Fund /Federated MDT Small Cap Growth Fund*

4.8 Conformed copy of the Agreement and Plan of Reorganization for MDT Small Cap Value Fund /Federated MDT Small Cap Value Fund*

5.   Not Applicable;

6.   Conformed copy of Investment Advisory Contract of the Registrant; (3)

7.   Conformed copy of Distributor's Contract of the Registrant; (3)

8.   Not Applicable;

9.   Conformed copy of Custodian Agreement of the Registrant; (3)
9.1  Conformed copy of Custodian Schedule; (3)

10.  Conformed copy of Distribution Plan of the Registrant; (3)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (4)

12.1 Form of Opinion regarding tax consequences of Reorganization for MDT All Cap Core Fund/Federated MDT All Cap Core Fund; *

12.2 Form of Opinion regarding tax consequences of Reorganization for MDT Tax Aware / Federated MDT Tax Aware Fund; *

12.3 Form of Opinion regarding tax consequences of Reorganization for MDT Large Cap Growth Fund /Federated MDT Large Cap Growth Fund*

12.4 Form of Opinion regarding tax consequences of Reorganization for MDT Mid Cap Growth Fund /Federated MDT Mid Cap Growth Fund*

12.5 Form of Opinion regarding tax consequences of Reorganization for MDT Balanced Fund /Federated MDT Balanced Fund*

12.6 Form of Opinion regarding tax consequences of Reorganization for MDT Small Cap Core Fund/ Federated MDT Small Cap Core Fund*

12.7 Form of Opinion regarding tax consequences of Reorganization for MDT Small Cap Growth Fund /Federated MDT Small Cap Growth Fund*

12.8 Form of Opinion regarding tax consequences of Reorganization for MDT Small Cap Value Fund /Federated MDT Small Cap Value Fund*

13 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.1 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N- 1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.2 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14. Conformed copy of Consent of Independent Registered Public Accounting Firm of the Registrant; (4)

15.  Not Applicable

16.  Conformed copy of Power of Attorney of the Registrant; (4)
16.1 Conformed copy of Certification of the Officers of the Registrant; (4)
16.2 Conformed copy of Power of Attorney of the Registrant *

17.  Form of Proxy Ballot; (4)

_________________________________________________________
* All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and 811-21904).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and 811-21904).
4. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 11, 2006 (File No. 333-136520).

ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT SERIES, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of January 2007.


                          FEDERATED MDT SERIES

                         BY: /s/ Todd P. Zerega
                         Todd P. Zerega
                         Assistant Secretary
                         January 10, 2007

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                     TITLE                   DATE

By: /s/ Todd P. Zerega      Attorney In Fact           January 10, 2006
Todd P. Zerega              For the Persons
ASSISTANT SECRETARY         Listed Below

      NAME                                   TITLE

John F. Donahue*                  Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)
Richard A. Novak*                 Treasurer
                                  (Principal Financial Officer)
Thomas G. Bigley*                 Trustee

John T. Conroy, Jr. *             Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D. *         Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr. *       Trustee

John E. Murray, Jr. ., J.D., S.J.D.*Trustee

Thomas M. O'Neil*                 Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

James F. Will*                    Trustee

* By Power of Attorney

                                    ANNEX A


ACQUIRING FUND                                          ACQUIRED FUND

Federated MDT All Cap Core Fund                         MDT All Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Tax Aware All Cap Core Fund               MDT Tax Aware All Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Large Cap Growth Fund                     MDT Large Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Mid Cap Growth Fund                       MDT Mid Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Small Cap Core Fund                       MDT Small Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Small Cap Growth Fund                     MDT Small Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Small Cap Value Fund                      MDT Small Cap Value Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds
Federated MDT Balanced Fund                             MDT Balanced Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds